Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

5.Cash and cash equivalents

	2021		2020	2019

Cash on hand in banks	Ps.	951,092	629,146	96,008

Time deposits		224,106	20,674	117,689

	Ps.	1,175,198	649,820	213,697

As of December 31, 2021, and 2019 the Group did not maintain restricted cash.

As of January 3, 2021, cash and cash equivalents balance excluded an amount of Ps. 42,915 of restricted cash derived from the guarantee of some forwards which were due between May and August 2021, which was presented as a current asset in the consolidated and combined statement of financial position (see Note 9) and under investing activities in the consolidated and combined statements of cash flows.